CONSOLIDATED STATEMENTS OF CASH FLOWS - ESG [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (95,898)	$ (360,335)	$ (982,081)	$ (1,202,960)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation and amortization	788,676	845,372	1,686,277	1,730,855
Changes in assets and liabilities:
Accounts receivable and other receivable	(140,022)	(498,586)	(70,635)	(1,632)
Advance to suppliers	(643,092)	(51,692)	(208,812)	453,361
Inventory	459,850	(713,099)	(379,506)	94,880
Value added tax receivable		(69,160)	110,372	(611,585)
Note receivable				(62,917)
Accounts payable	274,887	(117,303)	104,118	(2,930)
Other payable	(33,776)	214,653	(164,667)	(402,339)
Deferred revenue	(59,569)	71,410	64,219	(119,631)
Net cash provided by (used in) operating activities	551,056	(678,740)	159,285	(124,898)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(25,581)	(61,055)	(63,198)	(367,623)
Net cash used in investing activities	(25,581)	(61,055)	(63,198)	(367,623)
Cash flows from financing activities:
Due to the related party	30,000
Proceeds from loans	3,319,949	12,657,544	12,766,084	15,032,001
Payment of loans payable	(2,886,912)	(12,040,103)	(12,914,527)	(14,501,232)
Net cash provided by financing activities	463,037	617,441	(148,443)	530,769
Effect of exchange rate changes on cash	(76,297)	(11,870)	(14,416)	4,920
Net increase (decrease) in cash	912,215	(134,224)	(66,772)	43,168
Cash and restricted cash at beginning of the period	132,273	199,045	199,045	155,877
Cash and restricted cash at end of the period	1,044,488	64,821	132,273	199,045
Supplemental disclosures of cash flow information:
Cash paid for interest	$ 237,447	$ 321,241	712,301	1,220,871
Supplemental disclosures of non-cash investing and financing activities:
Purchases of property, plant and equipment by assuming debt			1,499,273
Transfer of prepaid expenditure to property, plant and equipment			$ 442,272	$ 2,187,015